ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.5%
CONTENT 0.2%
Media & Entertainment 0.2%
Merrill Lynch, Warrants, 3/7/08 (1)	35,000	4,000
Total Content		4,000
HARDWARE 0.7%
Enterprise Hardware 0.7%
Harman International	127,000	12,202
Total Hardware		12,202
IT SERVICES 1.4%
IT Services 1.4%
Amdocs (1)	250,000	9,120
CDNetworks (KRW) (1)	100,200	2,843
Equinix (1)	92,000	7,878
Iron Mountain (1)	145,000	3,789
Total IT Services		23,630
MEDIA 40.4%
Advertising 1.5%
JC Decaux (EUR)	282,192	8,337
Omnicom	80,000	8,190
Publicis (EUR)	172,000	8,318
		24,845
Broadcasting 2.2%
Grupo Televisa, ADR	1,230,000	36,654
		36,654
Cable/Satellite 4.0%
Cablevision Systems, Class A (1)	1,113,000	33,868
EchoStar Communications, Class A (1)	752,100	32,664
		66,532
Gaming 4.3%
International Game Technology	1,126,000	45,468
Pinnacle Entertainment (1)	237,000	6,890
WMS Industries (1)	80,000	3,139
Wynn Resorts	162,000	15,367
		70,864
Internet 14.8%
Amazon.com (1)	740,000	29,445
Baidu.com, ADR (1)	17,600	1,699
Blue Nile (1)	214,000	8,701
CNET Networks (1)	1,545,800	13,464
eBay (1)	495,000	16,409
eLong, ADR (1)	212,000	2,103
Gmarket, ADR (1)	505,000	8,772
Google, Class A (1)	152,600	69,915
Liquidity Services (1)	292,000	4,946
Monster Worldwide (1)	577,500	27,356
NDS Group, ADR (1)	72,000	3,596
NHN (KRW)	118,000	17,308
priceline.com (1)	100,000	5,326
Tencent Holdings (HKD)	5,030,000	16,415
The Knot (1)	107,000	2,304
Yahoo! (1)	538,000	16,834
		244,593
Media & Entertainment 4.6%
Discovery Holding, Series A (1)	830,000	15,878
Disney	367,000	12,636
Gemstar TV Guide (1)	2,130,000	8,925
Liberty Media Capital, Class A (1)	69,000	7,631
Naspers, N Shares (ZAR)	216,800	5,223
Sun TV Network (INR)	116,255	4,084
Time Warner	483,000	9,525
Viacom, Class B (1)	268,000	11,017
		74,919
Publishing 0.7%
McGraw-Hill	173,000	10,878
		10,878
Radio/Outdoor Advertising 8.3%
Clear Channel Communications	472,000	16,539
Clear Channel Outdoor, Class A (1)	954,500	25,113
Lamar Advertising	1,134,000	71,408
XM Satellite Radio Holdings, Class A (1)	1,859,040	24,019
		137,079
Total Media		666,364
SEMICONDUCTORS 0.8%
Digital Semiconductors 0.8%
Atheros Communications (1)	118,000	2,824
Conexant Systems (1)	890,000	1,469
Marvell Technology Group (1)	482,000	8,102
Total Semiconductors		12,395
SOFTWARE 3.8%
Applications Software 1.4%
Checkfree (1)	254,000	9,421
NAVTEQ (1)	233,000	8,038
Tele Atlas (EUR) (1)	257,300	5,833
		23,292
Consumer Software 1.9%
Electronic Arts (1)	140,000	7,050
Gameloft (EUR) (1)	1,203,000	8,093
Ubisoft Entertainment (EUR) (1)	336,800	16,464
		31,607
Systems Software 0.5%
VeriSign (1)	300,000	7,536
		7,536
Total Software		62,435
TELECOM EQUIPMENT 2.4%
Wireless Equipment 0.7%
QUALCOMM	289,000	12,329
		12,329
Wireline Equipment 1.7%
Aruba Networks (1)	46,500	682
Juniper Networks (1)	1,025,000	20,172
TomTom (EUR) (1)	172,200	7,026
		27,880
Total Telecom Equipment		40,209
TELECOM SERVICES 44.0%
Competitive Local Exchange Carriers 2.4%
Cogent Communications Group (1)	518,000	12,240
Time Warner Telecom, Class A (1)	1,291,000	26,814
		39,054
Wireless - Domestic 22.8%
American Tower Systems, Class A (1)	3,880,000	151,126
Crown Castle International (1)	3,391,000	108,953
Leap Wireless (1)	913,000	60,240
NTELOS (1)	172,000	3,306
SBA Communications (1)	1,496,911	44,233
U. S. Cellular (1)	105,000	7,712
		375,570
Wireless - International 17.3%
America Movil, ADR, Series L	1,347,000	64,373
Bharti Airtel (INR) (1)	3,526,000	62,716
Cosmote Mobile Communication (EUR)	520,226	15,599
Hutchison Telecommunications (HKD) (1)	9,100,000	18,424
Mobileone (SGD)	2,125,000	3,067
MTN Group (ZAR)	530,000	7,166
NII Holdings, Class B (1)	244,000	18,100
Orascom Telecom (EGP)	100,000	6,934
Rogers Communications, Class B	2,488,000	81,507
StarHub (SGD)	4,214,571	7,915
		285,801
Wireline - Domestic 1.0%
AT&T	434,000	17,113
		17,113
Wireline - International 0.5%
Hellenic Telecommunications (EUR) (1)	166,800	4,569
Singapore Telecommunications (SGD)	1,497,000	3,236
		7,805
Total Telecom Services		725,343

Total Miscellaneous Common Stocks 4.8% (2)		78,516

Total Common Stocks (Cost $1,175,209)		1,625,094

SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Investment Fund
5.26% (3)(4)	19,085,421	19,086
Total Short-Term Investments (Cost $19,086)		19,086

Total Investments in Securities
99.7% of Net Assets (Cost $1,194,295)		$1,644,180

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $1,194,295,000. Net unrealized gain aggregated $449,890,000 at period-end, of which $467,682,000 related to appreciated investments and $17,792,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $405,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $19,086,000 and $25,048,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007